Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.9%

	Basic Materials — 2.5%
9,125	Arconic Corp.*	127,111
70,761	Axalta Coating Systems, Ltd.*	1,595,661
41,000	Cabot Corp.	1,519,050
25,900	Celanese Corp. Class A	2,236,206
70,200	Chemours Co. (The)	1,077,570
129,400	Cleveland-Cliffs, Inc.(a)	714,288
33,100	Eastman Chemical Co.	2,305,084
43,592	FMC Corp.	4,342,635
131,900	Huntsman Corp.	2,370,243
56,300	Koppers Holdings, Inc.*	1,060,692
31,135	Quaker Chemical Corp.(a)	5,780,213
17,400	Reliance Steel & Aluminum Co.	1,651,782
96,341	RPM International, Inc.	7,231,355
35,900	Schweitzer-Mauduit International, Inc.	1,199,419
70,300	Steel Dynamics, Inc.	1,834,127

		35,045,436

	Communications — 5.3%
65,100	AMC Networks, Inc. Class A*	1,522,689
84,270	Anaplan, Inc.*	3,818,274
80,500	Cars.com, Inc.*	463,680
36,300	CDW Corp.	4,217,334
127,008	Ciena Corp.*	6,878,753
32,548	Cogent Communications Holdings, Inc.	2,517,913
225,348	Discovery, Inc. Class C*	4,340,202
214,200	Entercom Communications Corp. Class A(a)	295,596
70,990	Etsy, Inc.*	7,541,268
5,000	F5 Networks, Inc.*	697,400
126,398	GCI Liberty, Inc. Class A*	8,989,426
157,244	Juniper Networks, Inc.	3,594,598
54,234	Liberty Broadband Corp. Class C*	6,722,847
139,920	Liberty Latin America, Ltd. Class A*	1,360,022
244,946	Liberty Latin America, Ltd. Class C*	2,312,290
274,600	Meet Group, Inc. (The)*	1,713,504
31,253	Nexstar Media Group, Inc. Class A(a)	2,615,564
9,700	Preformed Line Products Co.	485,097
35,165	Q2 Holdings, Inc.* (a)	3,016,805
94,800	TEGNA, Inc.	1,056,072
96,300	ViacomCBS, Inc. Class B(a)	2,245,716
187,397	Viavi Solutions, Inc.*	2,387,438
300,758	Vonage Holdings Corp.*	3,025,625
120,461	Yelp, Inc. Class A*	2,786,263

		74,604,376

	Consumer, Cyclical — 15.4%
37,095	Advance Auto Parts, Inc.	5,284,183
22,100	Alaska Air Group, Inc.	801,346

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
6,900	Allegiant Travel Co. Class A	753,549
62,800	Allison Transmission Holdings, Inc.	2,309,784
83,200	American Axle & Manufacturing Holdings, Inc.*	632,320
84,000	American Eagle Outfitters, Inc.	915,600
356,111	BJ’s Wholesale Club Holdings, Inc.*	13,272,257
42,700	BorgWarner, Inc.	1,507,310
19,400	Brinker International, Inc.	465,600
37,000	Brunswick Corp.	2,368,370
66,300	Buckle, Inc. (The)(a)	1,039,584
52,768	Burlington Stores, Inc.*	10,391,602
230,764	Cannae Holdings, Inc.*	9,484,400
22,200	Capri Holdings, Ltd.*	346,986
50,980	Carter’s, Inc.	4,114,086
18,108	Casey’s General Stores, Inc.	2,707,508
21,410	Cavco Industries, Inc.*	4,128,919
64,897	Cinemark Holdings, Inc.	749,560
29,471	Columbia Sportswear Co.	2,374,773
53,700	Core-Mark Holding Co., Inc.	1,340,084
4,866	Cracker Barrel Old Country Store, Inc.	539,688
58,000	Dick’s Sporting Goods, Inc.	2,393,080
19,000	Dillard’s, Inc. Class A(a)	490,010
54,683	Dorman Products, Inc.*	3,667,589
41,100	Ethan Allen Interiors, Inc.	486,213
623,320	Extended Stay America, Inc.	6,974,951
93,526	Five Below, Inc.*	9,998,865
46,757	Floor & Decor Holdings, Inc. Class A*	2,695,541
39,400	Foot Locker, Inc.	1,148,904
21,158	Fox Factory Holding Corp.*	1,747,862
64,530	Freshpet, Inc.*	5,398,580
31,200	Genesco, Inc.*	675,792
64,900	GMS, Inc.*	1,595,891
61,600	Goodyear Tire & Rubber Co. (The)	551,012
20,300	Group 1 Automotive, Inc.	1,339,191
45,000	Harley-Davidson, Inc.	1,069,650
41,200	Haverty Furniture Cos., Inc.	659,200
59,200	Hawaiian Holdings, Inc.	831,168
4,100	HD Supply Holdings, Inc.*	142,065
47,600	Herman Miller, Inc.	1,123,836
56,600	Hibbett Sports, Inc.* (a)	1,185,204
143,500	JetBlue Airways Corp.*	1,564,150
16,828	Johnson Outdoors, Inc. Class A	1,531,685
140,630	KB Home	4,314,528
64,400	Knoll, Inc.	785,036
28,200	Kohl’s Corp.	585,714
81,600	La-Z-Boy, Inc.	2,208,096
15,173	LCI Industries	1,744,592
10,200	Lear Corp.	1,112,004
28,761	Lithia Motors, Inc. Class A	4,352,402
226,300	LKQ Corp.*	5,929,060

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
16,348	Madison Square Garden Co. (The) Class A*	2,401,358
53,136	MDC Holdings, Inc.	1,896,955
219,390	Meritor, Inc.*	4,343,922
42,600	Methode Electronics, Inc.	1,331,676
53,100	Miller Industries, Inc.	1,580,787
23,436	MSC Industrial Direct Co., Inc. Class A	1,706,375
27,500	Navistar International Corp.*	775,500
22,800	Norwegian Cruise Line Holdings, Ltd.*	374,604
492,200	Office Depot, Inc.	1,156,670
44,338	Polaris, Inc.	4,103,482
34,435	Pool Corp.	9,361,843
43,500	PulteGroup, Inc.	1,480,305
25,200	PVH Corp.	1,210,860
6,439	RH* (a)	1,602,667
84,700	Sally Beauty Holdings, Inc.*	1,061,291
25,400	ScanSource, Inc.*	611,886
49,800	Signet Jewelers, Ltd.(a)	511,446
44,313	SiteOne Landscape Supply, Inc.* (a)	5,050,353
53,048	Skechers U.S.A., Inc. Class A*	1,664,646
32,100	SkyWest, Inc.	1,047,102
41,300	Sonic Automotive, Inc. Class A(a)	1,317,883
122,606	Texas Roadhouse, Inc. Class A	6,445,397
22,000	Thor Industries, Inc.(a)	2,343,660
47,400	Toll Brothers, Inc.	1,544,766
72,170	Toro Co. (The)	4,787,758
105,600	TRI Pointe Group, Inc.*	1,551,264
53,100	Triton International, Ltd.	1,605,744
32,986	UniFirst Corp.	5,902,845
12,492	Vail Resorts, Inc.	2,275,418
90,600	Wabash National Corp.	962,172
148,966	Wendy’s Co. (The)	3,244,479
19,900	Whirlpool Corp.	2,577,647
15,500	Williams-Sonoma, Inc.(a)	1,271,155
23,100	Winnebago Industries, Inc.	1,538,922
131,954	World Fuel Services Corp.	3,399,135
41,200	Wyndham Destinations, Inc.	1,161,016

		219,032,369

	Consumer, Non-cyclical — 25.0%
88,312	Acadia Healthcare Co., Inc.*	2,218,397
30,375	ACADIA Pharmaceuticals, Inc.* (a)	1,472,276
42,040	Acceleron Pharma, Inc.* (a)	4,005,151
144,100	ACCO Brands Corp.	1,023,110
33,388	Adtalem Global Education, Inc.*	1,040,036
13,280	Argenx SE, ADR*	2,991,054
46,095	Ascendis Pharma AS, ADR*	6,817,451
50,866	Avalara, Inc.*	6,769,756
32,816	Bio-Rad Laboratories, Inc. Class A*	14,816,096
9,657	Bio-Techne Corp.	2,550,124

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
800	BioSpecifics Technologies Corp.*	49,024
61,678	Blueprint Medicines Corp.*	4,810,884
142,162	Booz Allen Hamilton Holding Corp. Class A	11,058,782
25,258	Bright Horizons Family Solutions, Inc.*	2,960,238
6,100	Brink’s Co. (The)	277,611
215,578	Catalent, Inc.*	15,801,867
18,300	Catalyst Pharmaceuticals, Inc.*	84,546
77,600	Central Garden & Pet Co. Class A*	2,622,104
55,812	Charles River Laboratories International, Inc.*	9,730,822
37,804	Chegg, Inc.* (a)	2,542,697
14,402	Chemed Corp.	6,496,310
5,132	CoStar Group, Inc.*	3,647,159
26,708	CRA International, Inc.	1,054,966
29,400	DaVita, Inc.*	2,326,716
51,700	Deluxe Corp.	1,217,018
35,779	Emergent BioSolutions, Inc.*	2,829,403
26,560	Encompass Health Corp.	1,644,861
11,410	FTI Consulting, Inc.*	1,307,016
27,789	Gartner, Inc.*	3,371,639
54,730	Globus Medical, Inc. Class A*	2,611,168
29,719	Grand Canyon Education, Inc.*	2,690,461
14,226	Helen of Troy, Ltd.*	2,682,455
75,393	Horizon Therapeutics Plc*	4,190,343
544,000	Hostess Brands, Inc. Class A*	6,647,680
44,387	ICON Plc, ADR*	7,477,434
12,506	ICU Medical, Inc.*	2,304,981
76,351	Immunomedics, Inc.* (a)	2,705,879
73,905	Ingles Markets, Inc. Class A	3,183,088
34,900	Ingredion, Inc.	2,896,700
94,500	Innoviva, Inc.*	1,321,110
66,202	Insperity, Inc.	4,285,256
77,841	Insulet Corp.*	15,121,393
42,427	Integer Holdings Corp.*	3,099,292
216,870	Ironwood Pharmaceuticals, Inc. Class A* (a)	2,238,098
57,532	Jazz Pharmaceuticals Plc*	6,348,081
17,200	JM Smucker Co. (The)	1,819,932
27,851	Lancaster Colony Corp.	4,316,627
50,275	Lannett Co., Inc.* (a)	364,997
63,100	Lantheus Holdings, Inc.*	902,330
23,530	LHC Group, Inc.*	4,101,750
36,800	Mallinckrodt Plc* (a)	98,624
33,100	ManpowerGroup, Inc.	2,275,625
19,772	MarketAxess Holdings, Inc.	9,904,190
45,600	MEDNAX, Inc.*	779,760
34,550	Molina Healthcare, Inc.*	6,149,209
59,800	Molson Coors Beverage Co. Class B	2,054,728
59,299	Momenta Pharmaceuticals, Inc.*	1,972,878
18,487	Morningstar, Inc.	2,606,112
129,181	Neurocrine Biosciences, Inc.*	15,760,082

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
194,918	Nielsen Holdings Plc	2,896,482
134,716	Nomad Foods, Ltd.*	2,889,658
53,800	Owens & Minor, Inc.	409,956
25,305	Paylocity Holding Corp.*	3,691,747
13,398	Penumbra, Inc.* (a)	2,395,830
201	Perdoceo Education Corp.*	3,202
61,410	Performance Food Group Co.*	1,789,487
49,600	Pilgrim’s Pride Corp.*	837,744
28,311	PRA Health Sciences, Inc.*	2,754,377
218,930	Premier, Inc. Class A*	7,504,920
42,400	Prestige Consumer Healthcare, Inc.*	1,592,544
28,511	PTC Therapeutics, Inc.*	1,446,648
61,300	Quest Diagnostics, Inc.	6,985,748
10,850	Reata Pharmaceuticals, Inc. Class A* (a)	1,692,817
3,000	Rent-A-Center, Inc.	83,460
14,910	Repligen Corp.*	1,843,025
185,352	Ritchie Bros Auctioneers, Inc.	7,571,629
122,654	Rocket Pharmaceuticals, Inc.* (a)	2,567,148
154,930	Sabre Corp.	1,248,736
69,980	Sage Therapeutics, Inc.*	2,909,768
37,295	Sarepta Therapeutics, Inc.*	5,979,880
57,300	Select Medical Holdings Corp.*	844,029
87,324	Simply Good Foods Co. (The)*	1,622,480
62,500	SpartanNash Co.	1,328,125
74,000	Sprouts Farmers Market, Inc.*	1,893,660
66,698	STERIS Plc	10,234,141
58,962	Syneos Health, Inc.*	3,434,537
88,007	TransUnion	7,660,129
20,306	TriNet Group, Inc.*	1,237,448
35,842	TrueBlue, Inc.*	547,307
13,900	United Rentals, Inc.*	2,071,656
22,700	United Therapeutics Corp.*	2,746,700
27,300	Universal Corp.	1,160,523
16,000	Universal Health Services, Inc. Class B	1,486,240
101,233	Viad Corp.	1,925,452
24,600	Weis Markets, Inc.	1,232,952
55,828	West Pharmaceutical Services, Inc.	12,682,447
29,590	WEX, Inc.*	4,882,646

		356,532,655

	Energy — 1.1%
8,600	Arch Resources, Inc.	244,326
110,075	Callon Petroleum Co.*	126,586
70,400	Delek US Holdings, Inc.(a)	1,225,664
37,210	Dril-Quip, Inc.*	1,108,486
117,600	Gulfport Energy Corp.* (a)	128,184
155,282	HollyFrontier Corp.	4,534,234
1,865	Laredo Petroleum, Inc.*	25,849
11,947	Murphy USA, Inc.*	1,345,113

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Energy — continued
274,657	Parsley Energy, Inc. Class A	2,933,337
133,668	PBF Energy, Inc. Class A	1,368,760
190,000	Southwestern Energy Co.* (a)	486,400
108,554	TPI Composites, Inc.*	2,536,907

		16,063,846

	Financial — 16.1%
95,000	Ally Financial, Inc.	1,883,850
86,908	American Campus Communities, Inc. REIT	3,038,304
20,150	American Financial Group, Inc.	1,278,719
253,200	Annaly Capital Management, Inc. REIT	1,660,992
66,690	Apollo Global Management, Inc. Class A	3,329,165
109,100	Ares Capital Corp.(a)	1,576,495
109,174	Ares Management Corp. Class A	4,334,208
54,145	Arthur J. Gallagher & Co.	5,278,596
50,081	Artisan Partners Asset Management, Inc. Class A	1,627,633
155,400	Associated Banc-Corp.	2,125,872
40,070	Assurant, Inc.	4,138,830
65,500	Assured Guaranty, Ltd.	1,598,855
86,663	Atlantic Union Bankshares Corp.	2,007,115
127,660	Axis Capital Holdings, Ltd.	5,177,890
38,600	Bank of NT Butterfield & Son, Ltd. (The)	941,454
69,900	BankUnited, Inc.	1,415,475
33,800	Berkshire Hills Bancorp, Inc.	372,476
248,300	BlackRock Capital Investment Corp.(a)	662,961
129,000	Braemar Hotels & Resorts, Inc. REIT	368,940
226,600	Brandywine Realty Trust REIT	2,467,674
80,900	Brixmor Property Group, Inc. REIT	1,037,138
6,897	C&F Financial Corp.	229,325
140,800	Cadence BanCorp Class A	1,247,488
445,600	Cedar Realty Trust, Inc. REIT	441,144
99,300	Chimera Investment Corp. REIT	954,273
53,000	CIT Group, Inc.	1,098,690
94,500	Citizens Financial Group, Inc.	2,385,180
170,300	City Office, Inc. REIT	1,713,218
173,300	CNO Financial Group, Inc.	2,698,281
29,100	Comerica, Inc.	1,108,710
65,496	CoreCivic, Inc. REIT	613,043
29,798	CoreSite Realty Corp. REIT	3,607,346
118,900	DiamondRock Hospitality Co. REIT	657,517
139,600	Diversified Healthcare Trust REIT	617,730
206,921	Easterly Government Properties, Inc. REIT	4,784,014
52,650	Equity LifeStyle Properties, Inc. REIT	3,289,572
16,850	Essent Group, Ltd.	611,150
212,767	Essential Properties Realty Trust, Inc. REIT	3,157,462
12,100	Everest Re Group, Ltd.	2,495,020
21,700	Federal Agricultural Mortgage Corp. Class C	1,389,017
122,253	Fidelity National Financial, Inc.	3,748,277
130,800	Fifth Third Bancorp	2,521,824

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
35,500	Financial Institutions, Inc.	660,655
77,700	First Busey Corp.	1,449,105
184,900	First Horizon National Corp.	1,841,604
26,050	First Republic Bank	2,761,039
46,200	Flagstar Bancorp, Inc.	1,359,666
238,900	FNB Corp.	1,791,750
155,600	Franklin Street Properties Corp. REIT	792,004
51,827	Gaming and Leisure Properties, Inc. REIT	1,793,214
86,200	GEO Group, Inc. (The) REIT	1,019,746
73,240	Glacier Bancorp, Inc.	2,584,640
57,400	Global Net Lease, Inc. REIT	960,302
38,600	Great Western Bancorp, Inc.	531,136
47,200	Hancock Whitney Corp.	1,000,640
48,700	Hanmi Financial Corp.	472,877
32,800	Heritage Insurance Holdings, Inc.	429,352
138,200	Hope Bancorp, Inc.	1,274,204
86,500	Horizon Bancorp, Inc.	924,685
88,340	Hudson Pacific Properties, Inc. REIT	2,222,634
69,000	Independent Bank Corp.	1,024,650
59,200	Industrial Logistics Properties Trust REIT	1,216,560
50,600	International Bancshares Corp.	1,620,212
111,642	Invesco Mortgage Capital, Inc. REIT(a)	417,541
14,963	Jones Lang LaSalle, Inc.	1,548,072
87,395	Kemper Corp.	6,337,885
42,393	Kinsale Capital Group, Inc.	6,579,818
37,000	Lazard, Ltd. Class A	1,059,310
1,800	Legg Mason, Inc.	89,550
154,400	Lexington Realty Trust REIT Class B	1,628,920
63,300	Lincoln National Corp.	2,328,807
49,130	LPL Financial Holdings, Inc.	3,851,792
262,500	MFA Financial, Inc. REIT	653,625
141,500	MGIC Investment Corp.	1,158,885
36,000	National Health Investors, Inc. REIT	2,185,920
139,500	Navient Corp.	980,685
139,400	New Mountain Finance Corp.(a)	1,295,026
145,407	Newmark Group, Inc. Class A	706,678
863,168	Oaktree Specialty Lending Corp.	3,858,361
55,083	Office Properties Income Trust REIT	1,430,506
46,100	Omega Healthcare Investors, Inc. REIT	1,370,553
141,900	Outfront Media, Inc. REIT	2,010,723
168,200	Paramount Group, Inc. REIT	1,296,822
80,000	PennyMac Mortgage Investment Trust REIT	1,402,400
194,756	Physicians Realty Trust REIT	3,412,125
124,000	Piedmont Office Realty Trust, Inc. REIT Class A	2,059,640
91,309	Pinnacle Financial Partners, Inc.	3,834,065
25,500	Popular, Inc.	947,835
75,567	Preferred Apartment Communities, Inc. REIT Class A	574,309
18,000	Preferred Bank	771,300
255,300	Prospect Capital Corp.(a)	1,304,583

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
242,900	Radian Group, Inc.	3,767,379
154,500	Regions Financial Corp.	1,718,040
17,800	Reinsurance Group of America, Inc. Class A	1,396,232
83,500	Retail Properties of America, Inc. REIT Class A	611,220
6,493	Retail Value, Inc. REIT	80,253
17,540	RLI Corp.	1,440,034
69,400	RLJ Lodging Trust REIT	655,136
52,300	Sabra Healthcare, Inc. REIT	754,689
51,600	Sandy Spring Bancorp, Inc.	1,278,648
59,600	Service Properties Trust REIT	422,564
36,023	Signature Bank	3,851,579
81,300	SITE Centers Corp. REIT	658,530
447,758	Summit Hotel Properties, Inc. REIT	2,655,205
37,388	Sun Communities, Inc. REIT	5,072,804
66,700	Tanger Factory Outlet Centers REIT(a)	475,571
167,009	TCF Financial Corp.	4,913,405
50,133	Terreno Realty Corp. REIT	2,639,001
157,256	THL Credit, Inc.(a)	509,509
72,400	Universal Insurance Holdings, Inc.	1,285,100
110,400	Unum Group	1,831,536
314,000	VEREIT, Inc. REIT	2,019,020
144,300	Voya Financial, Inc.	6,731,595
24,800	Walker & Dunlop, Inc.	1,260,088
53,522	Webster Financial Corp.	1,531,264
116,069	Western Alliance Bancorp	4,395,533
73,600	Western Union Co. (The)	1,591,232
4,689	White Mountains Insurance Group, Ltd.	4,163,691
98,200	Xenia Hotels & Resorts, Inc. REIT	916,206
75,000	Zions Bancorp NA	2,550,000

		229,692,398

	Government — 0.0%
33,800	Banco Latinoamericano de Comercio Exterior SA	388,700

	Industrial — 15.7%
113,252	Advanced Drainage Systems, Inc.	5,594,649
47,083	Advanced Energy Industries, Inc.*	3,191,756
34,537	Aerojet Rocketdyne Holdings, Inc.*	1,369,047
36,600	AGCO Corp.	2,029,836
352,412	Air Transport Services Group, Inc.*	7,848,215
35,602	Albany International Corp. Class A	2,090,193
42,100	Apogee Enterprises, Inc.	969,984
31,263	AptarGroup, Inc.	3,500,831
25,204	Arcosa, Inc.	1,063,609
112,720	Argan, Inc.	5,340,674
44,382	Armstrong World Industries, Inc.	3,460,021
20,000	Arrow Electronics, Inc.*	1,373,800
104,411	Atkore International Group, Inc.*	2,855,641
34,700	Atlas Air Worldwide Holdings, Inc.*	1,493,141

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
25,123	Axon Enterprise, Inc.*	2,465,320
83,670	AZEK Co., Inc. (The)*	2,665,726
45,300	Benchmark Electronics, Inc.	978,480
1,800	Berry Global Group, Inc.*	79,776
53,600	Briggs & Stratton Corp.(a)	70,216
76,700	Builders FirstSource, Inc.*	1,587,690
69,267	Cognex Corp.	4,136,625
78,703	Colfax Corp.*	2,195,814
82,828	Comfort Systems USA, Inc.	3,375,241
18,600	Crane Co.	1,105,956
47,217	Eagle Materials, Inc.	3,315,578
32,785	ESCO Technologies, Inc.	2,771,316
91,230	Exponent, Inc.	7,383,244
106,632	Federal Signal Corp.	3,170,169
52,345	FLIR Systems, Inc.	2,123,637
13,327	Forward Air Corp.	663,951
34,418	Generac Holdings, Inc.*	4,196,587
102,820	Gibraltar Industries, Inc.*	4,936,388
71,193	Graco, Inc.	3,416,552
498,115	GrafTech International, Ltd.(a)	3,974,958
58,200	Greif, Inc. Class A	2,002,662
191,453	Harsco Corp.*	2,586,530
28,192	HEICO Corp.	2,809,333
39,470	HEICO Corp. Class A	3,206,543
82,033	Hexcel Corp.	3,709,532
36,500	Howmet Aerospace, Inc.	578,525
12,300	Huntington Ingalls Industries, Inc.	2,146,227
17,140	IDEX Corp.	2,708,806
262,245	Ingersoll Rand, Inc.*	7,374,329
82,100	Jabil, Inc.	2,633,768
39,315	JB Hunt Transport Services, Inc.	4,731,167
26,630	Kaman Corp.	1,107,808
82,992	KBR, Inc.	1,871,470
44,840	Lincoln Electric Holdings, Inc.	3,777,322
26,600	MasTec, Inc.*	1,193,542
33,000	Matthews International Corp. Class A	630,300
66,400	MDU Resources Group, Inc.	1,472,752
4,384	Mettler-Toledo International, Inc.*	3,531,531
35,400	Moog, Inc. Class A	1,875,492
32,734	Nordson Corp.	6,209,967
138,104	nVent Electric Plc	2,586,688
104,000	O-I Glass, Inc.	933,920
24,955	Old Dominion Freight Line, Inc.	4,232,118
36,100	Oshkosh Corp.	2,585,482
26,500	Owens Corning	1,477,640
37,500	Primoris Services Corp.	666,000
37,816	RBC Bearings, Inc.*	5,068,857
24,900	Regal Beloit Corp.	2,174,268
43,100	Sanmina Corp.*	1,079,224

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
121,515	Schneider National, Inc. Class B	2,997,775
48,600	Silgan Holdings, Inc.	1,574,154
41,500	SMART Global Holdings, Inc.*	1,127,970
8,000	Snap-on, Inc.	1,108,080
26,600	Spirit AeroSystems Holdings, Inc. Class A	636,804
13,206	SYNNEX Corp.	1,581,683
20,335	Teledyne Technologies, Inc.*	6,323,168
18,108	Tetra Tech, Inc.	1,432,705
57,100	Textron, Inc.	1,879,161
37,300	Timken Co. (The)	1,696,777
47,250	TopBuild Corp.*	5,375,632
59,040	Trex Co., Inc.*	7,679,333
43,175	TriMas Corp.*	1,034,041
73,524	Trimble, Inc.*	3,175,501
102,700	Trinity Industries, Inc.(a)	2,186,483
42,100	Trinseo SA	932,936
107,400	TTM Technologies, Inc.*	1,273,764
94,000	Universal Logistics Holdings, Inc.	1,633,720
56,529	US Ecology, Inc.	1,915,202
82,300	Vishay Intertechnology, Inc.	1,256,721
65,900	Westrock Co.	1,862,334
16,000	XPO Logistics, Inc.*	1,236,000

		223,676,368

	Technology — 13.8%
75,299	1Life Healthcare, Inc.* (a)	2,734,860
88,209	ACI Worldwide, Inc.*	2,380,761
30,600	Amdocs, Ltd.	1,862,928
177,100	Amkor Technology, Inc.*	2,180,101
308,300	Avaya Holdings Corp.* (a)	3,810,588
116,991	Black Knight, Inc.*	8,488,867
35,589	Blackline, Inc.*	2,950,684
25,967	Broadridge Financial Solutions, Inc.	3,276,776
91,260	CDK Global, Inc.	3,779,989
45,006	CERENCE, Inc.* (a)	1,838,045
47,460	Ceridian HCM Holding, Inc.*	3,762,154
43,800	CSG Systems International, Inc.	1,812,882
103,168	Cubic Corp.	4,955,159
46,600	Diodes, Inc.*	2,362,620
85,815	DXC Technology Co.	1,415,948
67,300	Ebix, Inc.	1,504,828
73,170	Entegris, Inc.	4,320,689
41,323	Envestnet, Inc.*	3,038,893
37,013	EPAM Systems, Inc.*	9,327,646
12,905	Fair Isaac Corp.*	5,394,806
30,276	Five9, Inc.*	3,350,645
53,360	Fortinet, Inc.*	7,324,727
36,501	Guidewire Software, Inc.*	4,046,136
52,298	HubSpot, Inc.*	11,733,056

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
18,100	Insight Enterprises, Inc.*	890,520
39,934	j2 Global, Inc.* (a)	2,524,228
58,030	Lumentum Holdings, Inc.*	4,725,383
102,928	MaxLinear, Inc.*	2,208,835
53,108	MKS Instruments, Inc.	6,013,950
17,658	Monolithic Power Systems, Inc.	4,184,946
51,100	MTS Systems Corp.	898,849
249,011	NCR Corp.* (a)	4,312,871
117,300	ON Semiconductor Corp.*	2,324,886
26,512	Pegasystems, Inc.	2,682,219
127,400	Pitney Bowes, Inc.	331,240
22,202	Power Integrations, Inc.	2,622,722
26,830	Qorvo, Inc.*	2,965,520
80,329	Rapid7, Inc.*	4,098,386
88,000	RealPage, Inc.*	5,720,880
57,390	Science Applications International Corp.	4,458,055
47,300	Seagate Technology Plc	2,289,793
48,243	Semtech Corp.*	2,519,249
64,714	Silicon Laboratories, Inc.*	6,488,873
38,858	Smartsheet, Inc. Class A*	1,978,649
34,845	Splunk, Inc.*	6,923,702
28,025	SS&C Technologies Holdings, Inc.	1,582,852
16,000	Synaptics, Inc.*	961,920
24,100	Teradyne, Inc.	2,036,691
24,900	Twilio, Inc. Class A* (a)	5,463,558
18,880	Tyler Technologies, Inc.*	6,549,094
14,800	Ultra Clean Holdings, Inc.*	334,924
55,500	Xerox Holdings Corp.*	848,595
29,026	Zebra Technologies Corp. Class A*	7,429,205
317,030	Zynga, Inc. Class A*	3,024,466

		197,048,849

	Utilities — 1.0%
37,100	AES Corp.	537,579
48,700	National Fuel Gas Co.	2,041,991
92,400	NRG Energy, Inc.	3,008,544
83,904	OGE Energy Corp.	2,547,326
87,461	Portland General Electric Co.	3,656,744
140,800	Vistra Energy Corp.	2,621,696

		14,413,880

	TOTAL COMMON STOCKS (COST $1,343,642,141)	1,366,498,877

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.5%

	Mutual Fund - Securities Lending Collateral — 0.4%
5,140,576	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.12%(b) (c)	5,140,576

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.1%
1,000,000		United States Treasury Bill, 0.04%, due 07/02/20(d) (e)	999,998

		TOTAL SHORT-TERM INVESTMENTS (COST $6,140,558)	6,140,574

		TOTAL INVESTMENTS — 96.4% (Cost $1,349,782,699)	1,372,639,451

		Other Assets and Liabilities (net) — 3.6%	51,847,334

		NET ASSETS — 100.0%	$1,424,486,785

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	The rate disclosed is the 7-day net yield as of June 30, 2020.

	(c)	Represents an investment of securities lending cash collateral.

	(d)	All or a portion of this security is pledged for open futures collateral.

	(e)	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
342	Russell 2000 E-mini Index	Sep 2020	$24,582,960	$992,068
103	S&P Mid 400 E-mini Index	Sep 2020	18,324,730	264,855

				$1,256,923

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.9
Futures Contracts	0.1
Short-Term Investments	0.5
Other Assets and Liabilities (net)	3.5

100.0%

See accompanying Notes to the Schedule of Investments.